Dividends - Details of dividends recognized as distributions to stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details of dividends recognized as distributions to stockholders [Line Items]
Par value per share in won		₩ 5,000
Common stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding	516,599,554	516,599,554
Par value per share in won	₩ 5,000	₩ 5,000
Dividend per share in won	₩ 1,400	₩ 1,500
Dividends	₩ 723,230	₩ 773,839
Dividend rate per share (%)	28.00%	30.00%
Preferred stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding	17,482,000	17,482,000
Par value per share in won	₩ 5,000	₩ 5,000
Dividend per share in won	₩ 1,400	₩ 1,716
Dividends	₩ 24,475	₩ 29,999
Dividend rate per share (%)	28.00%	34.30%